Summary of Companys Fixed Stock Option Plans (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation plans, Weighted-average remaining term of vested or expected to vest options (in years)	6 years 9 months 18 days
Share based compensation plans, Aggregate intrinsic value	280